Quarterly Financial Data (Unaudited) - Summary of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Interest Income	$ 5,559	$ 5,463	$ 5,568	$ 5,407	$ 5,401	$ 5,435	$ 5,484	$ 5,336	$ 5,430	$ 5,235	$ 5,173	$ 5,300	$ 21,997	$ 21,656	$ 21,138
Net Interest Income	5,173	5,068	5,175	5,014	4,987	4,997	5,045	4,898	4,922	4,677	4,592	4,692	20,430	19,927	18,883
Net Income	$ 1,607	$ 1,556	$ 1,517	$ 1,342	$ 1,439	$ 1,507	$ 1,522	$ 1,416	$ 1,224	$ 1,407	$ 1,247	$ 1,362	$ 6,022	$ 5,884	$ 5,240
Basic Earnings Per Share	$ 0.59	$ 0.57	$ 0.55	$ 0.49	$ 0.53	$ 0.55	$ 0.55	$ 0.52	$ 0.45	$ 0.51	$ 0.45	$ 0.50	$ 2.20	$ 2.15	$ 1.91
Diluted Earnings Per Share	$ 0.59	$ 0.57	$ 0.55	$ 0.49	$ 0.53	$ 0.55	$ 0.55	$ 0.52	$ 0.45	$ 0.51	$ 0.45	$ 0.50	$ 2.20	$ 2.15	$ 1.91